Regulatory Assets and Liabilities (Schedule of Regulatory Liabilities) (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[1]	$ 193	$ 163
Regulatory liabilities-noncurrent		6,916	2,622
Total regulatory liabilities		7,109	2,785
Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[1]	127	115
Regulatory liabilities-noncurrent		4,760	1,962
Total regulatory liabilities		4,887	2,077
Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[1]	38	35
Regulatory liabilities-noncurrent		1,227	219
Total regulatory liabilities		1,265	254
Provision for future cost of removal and AROs
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[2]	101
Regulatory liabilities-noncurrent	[2]	1,384	1,427
Provision for future cost of removal and AROs | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[2]	13
Regulatory liabilities-noncurrent	[2]	160	174
PIPP [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[3]	20	28
PIPP [Member] | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[3]	20	28
Deferred cost of fuel used in electric generation
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[4]	8	61
Deferred cost of fuel used in electric generation | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[4]	8	61
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		64	74
Regulatory liabilities-noncurrent		284	224
Other | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		39	54
Regulatory liabilities-noncurrent		74	45
Other | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		5	7
Regulatory liabilities-noncurrent		69	45
Income taxes recoverable through future rates
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[5]	4,058
Income taxes recoverable through future rates | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[5]	2,581
Income taxes recoverable through future rates | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[5]	998
Nuclear decommissioning trust
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[6]	1,121	902
Nuclear decommissioning trust | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[6]	1,121	902
Derivatives
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[7]	69	69
Derivatives | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[7]	69	69
Provision for future cost of removal | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[2]	80
Regulatory liabilities-noncurrent	[2]	$ 915	$ 946

[1]	Current regulatory liabilities are presented in other current liabilities in the Consolidated Balance Sheets of the Companies.
[2]	Rates charged to customers by the Companies' regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
[3]	Under PIPP, eligible customers can make reduced payments based on their ability to pay. The difference between the customer's total bill and the PIPP plan amount is deferred and collected or returned annually under the PIPP rate adjustment clause according to East Ohio tariff provisions. See Note 13 for more information.
[4]	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Dominion Energy's and Virginia Power's generation operations. See Note 13 for more information.
[5]	Amounts recorded to pass the effect of reduced income tax rates from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC-equity.
[6]	Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon) for the future decommissioning of Virginia Power's utility nuclear generation stations, in excess of the related AROs.
[7]	As discussed under Derivative Instruments in Note 2, for jurisdictions subject to cost-based rate regulation, changes in the fair value of derivative instruments result in the recognition of regulatory assets or regulatory liabilities as they are expected to be recovered from or refunded to customers.